Transmittal Letter

[Letterhead of John L. Thomas, Esq.]

January 11, 2010

U. S. Securities and Exchange Commission
100 F Street, NW
Washington, D.C.  20549

Re:	Innovative Designs, Inc
Commission File No. 000-51791
Annual Report on Form 10-K/A-1 and Form 10-Q/A

Dear Madam or Sir:

On behalf of Innovative Designs, Inc., enclosed for filing please find an annual report on Form 10-K/A-1 for the year ended October 31, 2008 and Form 10-Q/A for the quarter ended July 31, 2009.

All communications regarding the filing may be directed to the undersigned at  856.234.0960.

Very Truly Yours,

/s/ John Thomas,
John Thomas

encl.